Shareholder Report, Average Annual Return (Details) 193636_Reckoner BBB-B CLO ETF_TF_TSR Annual {TF}	8 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
Reckoner BBB-B CLO ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Reckoner BBB-B CLO ETF NAV
Average Annual Return, Percent	4.24%
Bloomberg U.S. Corporate High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Corporate High Yield Index
Average Annual Return, Percent	3.21%
JP Morgan CLO High Quality Mezzanine Index Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		JP Morgan CLO High Quality Mezzanine Index Total Return
Average Annual Return, Percent	4.10%